SLM Student Loan Trust 2007-1
Quarterly Servicing Report

Distribution Date	07/25/2007
Collection Period	04/01/2007 — 06/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
The Bank of New York Trust Company -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-1           Deal Parameters

A	Student Loan Portfolio Characteristics		03/31/2007	Activity	06/30/2007
	i	Portfolio Balance	$3,932,742,598.43	($98,315,414.39)	$3,834,427,184.04
	ii	Interest to be Capitalized	10,875,168.33		13,388,163.81

	iii	Total Pool	$3,943,617,766.76		$3,847,815,347.85
	iv	Capitalized Interest	110,000,000.00		110,000,000.00
	v	Add-on Consolidation Loan Account Balance	2,790,124.36		0.00
	vi	Specified Reserve Account Balance	9,866,019.73		9,619,538.37

	vii	Total Adjusted Pool	$4,066,273,910.85		$3,967,434,886.22

B	i	Weighted Average Coupon (WAC)	5.230%		5.230%
	ii	Weighted Average Remaining Term	272.30		270.54
	iii	Number of Loans	253,748		248,183
	iv	Number of Borrowers	149,521		145,898
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$10,903,258		$10,849,112
	vi	Aggregate Outstanding Principal Balance — T-Bill	$56,377,811		$55,763,462
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$3,876,284,444		$3,781,202,774
	viii	Pool Factor	0.981214211		0.956700677

						% of O/S		% of O/S
C	Notes			Spread	Balance 4/25/2007	Securities	Balance 7/25/2007	Securities
	i	A-1 Notes	78443VAA0	-0.030%	$297,120,757.81	7.268%	$196,909,243.97	4.938%
	ii	A-2 Notes	78443VAB8	0.000%	516,000,000.00	12.622%	516,000,000.00	12.939%
	iii	A-3 Notes	78443VAC6	0.030%	417,000,000.00	10.200%	417,000,000.00	10.457%
	iv	A-4 Notes	78443VAD4	0.060%	621,000,000.00	15.190%	621,000,000.00	15.572%
	v	A-5 Notes	78443VAE2	0.090%	891,000,000.00	21.795%	891,000,000.00	22.342%
	vi	A-6 Notes	78443VAG7	0.140%	1,221,758,000.00	29.885%	1,221,758,000.00	30.636%
	ix	B Notes	78443VAJ1	0.220%	124,261,000.00	3.040%	124,261,000.00	3.116%

	x	Total Notes			$4,088,139,757.81	100.000%	$3,987,928,243.97	100.000%

D	Reserve Account		04/25/2007	07/25/2007
	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$9,866,019.73	$9,619,538.37
	iv	Reserve Account Floor Balance ($)	$6,032,945.00	$6,032,945.00
	v	Current Reserve Acct Balance ($)	$9,866,019.73	$9,619,538.37

E	Other Accounts		04/25/2007	07/25/2007
	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Add-on Consolidation Loan Account	$2,790,124.36	$0.00
	iii	Capitalized Interest Account	$110,000,000.00	$110,000,000.00
	iv	Floor Income Rebate Account	$15,291.47	$20,265.61

F	Asset/Liability		04/25/2007	07/25/2007
	i	Total Adjusted Pool + Supplemental Loan Purchase Account	$4,066,273,910.85	$3,967,434,886.22
	ii	Total Outstanding Balance Notes	$4,088,139,757.81	$3,987,928,243.97
	iii	Difference	$(21,865,846.96)	$(20,493,357.75)
	iv	Parity Ratio	0.99465	0.99486

II.	2007-1 Transactions from: 03/31/2007 through:		06/30/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$105,415,020.45
	ii	Principal Collections from Guarantor	2,250,455.74
	iii	Principal Reimbursements	8,538,612.48
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$116,204,088.67

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,086.59
	ii	Capitalized Interest	(15,122,047.43)

	iii	Total Non-Cash Principal Activity	$(15,119,960.84)

C	Student Loan Principal Purchases		$(2,768,713.44)

D	Total Student Loan Principal Activity		$98,315,414.39

E	Student Loan Interest Activity
	i	Regular Interest Collections	$27,410,418.82
	ii	Interest Claims Received from Guarantors	42,929.73
	iii	Collection Fees/Returned Items	14,808.46
	iv	Late Fee Reimbursements	304,490.11
	v	Interest Reimbursements	89,446.49
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	20,198,533.49
	viii	Subsidy Payments	3,633,193.44

	ix	Total Interest Collections	$51,693,820.54

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,285.63)
	ii	Capitalized Interest	15,122,047.43

	iii	Total Non-Cash Interest Adjustments	$15,120,761.80

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$66,814,582.34

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-1	Collection Account Activity	03/31/2007	through	06/30/2007

A	Principal Collections
	i	Principal Payments Received	$27,172,398.21
	ii	Consolidation Principal Payments	80,493,077.98
	iii	Reimbursements by Seller	(24,037.75)
	iv	Borrower Benefits Reimbursements	142,729.95
	v	Reimbursements by Servicer	5.84
	vi	Re-purchased Principal	8,419,914.44

	vii	Total Principal Collections	$116,204,088.67

B	Interest Collections
	i	Interest Payments Received	$50,744,948.27
	ii	Consolidation Interest Payments	540,127.21
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	20,526.90
	vi	Re-purchased Interest	68,919.59
	vii	Collection Fees/Return Items	14,808.46
	viii	Late Fees	304,490.11

	ix	Total Interest Collections	$51,693,820.54

C	Other Reimbursements		$404,561.53

D	Reserves in Excess of the Requirement		$246,481.36

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,945,567.41

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Excess Transferred from Add-on Consolidation Loan Account		$21,410.92

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Account		$0.00

M	TOTAL AVAILABLE FUNDS		$171,515,930.43
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(3,265,311.12)
		Floor Income Rebate Fees to Dept. of Education	$(15,337.45)
		Consolidation Loan Rebate Fees to Dept. of Education	$(10,236,999.60)
		Funds Allocated to the Floor Income Rebate Account	$(20,265.61)
		Funds Released from the Floor Income Rebate Account	$15,291.47

N	NET AVAILABLE FUNDS		$157,993,308.12

O	Servicing Fees Due for Current Period		$1,616,264.64

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,636,264.64

IV. 2007-1      Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007

INTERIM:

In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.269%	5.227%	154,725	152,540	60.976%	61.463%	$2,195,334,656.32	$2,158,407,956.72	55.822%	56.290%
31-60 Days Delinquent	5.930%	5.702%	12,467	8,920	4.913%	3.594%	172,657,514.72	124,951,524.91	4.390%	3.259%
61-90 Days Delinquent	5.837%	5.841%	9,073	4,443	3.576%	1.790%	131,757,037.22	56,944,869.20	3.350%	1.485%
91-120 Days Delinquent	6.041%	5.794%	3,423	2,721	1.349%	1.096%	44,182,626.88	33,392,435.27	1.123%	0.871%
> 120 Days Delinquent	5.658%	6.145%	3,050	10,944	1.202%	4.410%	40,470,293.94	136,489,281.64	1.029%	3.560%

Deferment
Current	4.764%	4.814%	50,857	45,697	20.042%	18.413%	913,709,101.25	848,108,420.77	23.233%	22.118%

Forbearance
Current	5.443%	5.490%	20,098	22,669	7.920%	9.134%	433,692,991.64	473,003,100.66	11.028%	12.336%

TOTAL REPAYMENT	5.231%	5.230%	253,693	247,934	99.978%	99.900%	$3,931,804,221.97	$3,831,297,589.17	99.976%	99.918%

Claims in Process (1)	5.577%	5.881%	55	249	0.022%	0.100%	$938,376.46	$3,129,594.87	0.024%	0.082%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	5.230%	5.230%	253,748	248,183	100.000%	100.000%	$3,932,742,598.43	$3,834,427,184.04	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-1                      Interest Accruals

A	Borrower Interest Accrued During Collection Period	$45,478,556.77
B	Interest Subsidy Payments Accrued During Collection Period	4,776,941.51
C	Special Allowance Payments Accrued During Collection Period	27,193,092.89
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,945,567.41
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(10,236,999.60)

G	Net Expected Interest Collections	$70,157,158.98
VI. 2007-1           Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013460417	04/25/2007 - 07/25/2007	1 NY Business Day	5.32500%	LIBOR
B	Class A-2 Interest Rate	0.013536250	04/25/2007 - 07/25/2007	1 NY Business Day	5.35500%	LIBOR
C	Class A-3 Interest Rate	0.013612083	04/25/2007 - 07/25/2007	1 NY Business Day	5.38500%	LIBOR
D	Class A-4 Interest Rate	0.013687917	04/25/2007 - 07/25/2007	1 NY Business Day	5.41500%	LIBOR
E	Class A-5 Interest Rate	0.013763750	04/25/2007 - 07/25/2007	1 NY Business Day	5.44500%	LIBOR
F	Class A-6 Interest Rate	0.013890139	04/25/2007 - 07/25/2007	1 NY Business Day	5.49500%	LIBOR
I	Class B Interest Rate	0.014092361	04/25/2007 - 07/25/2007	1 NY Business Day	5.57500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2007-1 Inputs From Initial Period			03/31/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$3,932,742,598.43
	ii	Interest To Be Capitalized	10,875,168.33

	iii	Total Pool	$3,943,617,766.76
	iv	Capitalized Interest	110,000,000.00
	v	Add-on Consolidation Loan Account Balance	2,790,124.36
	vi	Specified Reserve Account Balance	9,866,019.73

	vii	Total Adjusted Pool	$4,066,273,910.85

B	Total Note Factor		0.986992034
C	Total Note Balance		$4,088,139,757.81

D	Note Balance 04/25/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Current Factor	0.846497885	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$297,120,757.81	$516,000,000.00	$417,000,000.00	$621,000,000.00	$891,000,000.00	$1,221,758,000.00	$124,261,000.00

	iii	Note Principal Shortfall	$21,865,846.96	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance			$9,866,019.73
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII. 2007-1       Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$157,993,308.12	$157,993,308.12

B	Primary Servicing Fees — Current Month		$1,616,264.64	$156,377,043.48

C	Administration Fee		$20,000.00	$156,357,043.48

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$3,999,369.20	$152,357,674.28
	ii	Class A-2	$6,984,705.00	$145,372,969.28
	iii	Class A-3	$5,676,238.75	$139,696,730.53
	iv	Class A-4	$8,500,196.25	$131,196,534.28
	v	Class A-5	$12,263,501.25	$118,933,033.03
	vi	Class A-6	$16,970,388.31	$101,962,644.72

	ix	Total Class A Interest Distribution	$54,394,398.76

E	Class B Noteholders’ Interest Distribution Amount		$1,751,130.88	$100,211,513.84

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$100,211,513.84	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	ix	Total Class A Principal Distribution	$100,211,513.84

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

IX. 2007-1       Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$9,866,019.73
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$9,866,019.73
	iv	Required Reserve Account Balance	$9,619,538.37
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$246,481.36
	vii	Ending Reserve Account Balance	$9,619,538.37

B	Supplemental Loan Purchase Account
	Supplemental	Purchase Period End Date	02/08/2007
	i	Beginning Balance	$—
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		06/30/2007
	i	Beginning Balance	$2,790,124.36
	ii	Add-on Loans Funded	$(2,768,713.44)
	iii	Transfers to Collection Account	$(21,410.92)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$110,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$110,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$15,291.47
	ii	Deposits for the Period	$20,265.61
	iii	Release to Collection Account	$(15,291.47)

	iv	Ending Balance	$20,265.61

X. 2007-1 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 04/25/2013 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$3,863,667,243.97

	ii	Adjusted Pool Balance	$3,967,434,886.22

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the stepdown date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,834,427,184.04
	ii	Borrower Interest Accrued	45,478,556.77
	iii	Interest Subsidy Payments Accrued	4,776,941.51
	iv	Special Allowance Payments Accrued	27,193,092.89
	v	Reserve Account Balance (after any reinstatement)	9,619,538.37
	vi	Capitalized Interest Account Balance	110,000,000.00
	vii	Add-On Account Balance	0.00

	viii	Total	$4,031,495,313.58
	ix	Less: Specified Reserve Account Balance	(9,619,538.37)

	x	Total	$4,021,875,775.21

	xi	Class A Notes Outstanding (after application of available funds)	$3,863,667,243.97

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

XI. 2007-1 Distributions

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B

	i	Quarterly Interest Due		$3,999,369.20	$6,984,705.00	$5,676,238.75	$8,500,196.25	$12,263,501.25	$16,970,388.31	$1,751,130.88
	ii	Quarterly Interest Paid		3,999,369.20	6,984,705.00	5,676,238.75	8,500,196.25	12,263,501.25	16,970,388.31	1,751,130.88

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$120,704,871.59	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		100,211,513.84	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$20,493,357.75	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$104,210,883.04	$6,984,705.00	$5,676,238.75	$8,500,196.25	$12,263,501.25	$16,970,388.31	$1,751,130.88

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/07	$4,088,139,757.81
	ii	Adjusted Pool Balance	6/30/07	3,967,434,886.22

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$120,704,871.59

	iv	Adjusted Pool Balance	3/31/07	$4,066,273,910.85
	v	Adjusted Pool Balance	6/30/07	3,967,434,886.22

	vi	Current Principal Due (iv — v)		$98,839,024.63
	vii	Notes Issued Exceeding Adjusted Pool Balance		21,865,846.96

	viii	Principal Distribution Amount (vi + vii)		$120,704,871.59

	ix	Principal Distribution Amount Paid		$100,211,513.84
	x	Principal Shortfall (viii — ix)		$20,493,357.75
C		Total Principal Distribution		$100,211,513.84
D		Total Interest Distribution		56,145,529.64

E		Total Cash Distributions		$156,357,043.48

					Paydown
F	Note Balances			04/25/2007	Factor	07/25/2007

	i	A-1 Note Balance	78443VAA0	$297,120,757.81		$196,909,243.97
		A-1 Note Pool Factor		0.846497885	0.285502888	0.560994997
	ii	A-2 Note Balance	78443VAB8	$516,000,000.00		$516,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000
	iii	A-3 Note Balance	78443VAC6	$417,000,000.00		$417,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000
	iv	A-4 Note Balance	78443VAD4	$621,000,000.00		$621,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000
	v	A-5 Note Balance	78443VAE2	$891,000,000.00		$891,000,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	vi	A-6 Note Balance	78443VAG7	$1,221,758,000.00		$1,221,758,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	ix	B Note Balance	78443VAJ1	$124,261,000.00		$124,261,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2007-1 Historical Pool Information

		4/1/07 - 6/30/07	1/25/07 - 3/31/07
Beginning Student Loan Portfolio Balance		$3,932,742,598.43	$3,976,543,127.71

Student Loan Principal Activity
i	Regular Principal Collections	$105,415,020.45	$83,735,256.84
ii	Principal Collections from Guarantor	2,250,455.74	1,278,707.69
iii	Principal Reimbursements	8,538,612.48	3,031,644.32
iv	Other System Adjustments	0.00	0.00

v	Total Principal Collections	$116,204,088.67	$88,045,608.85
Student Loan Non-Cash Principal Activity
i	Other Adjustments	$2,086.59	$4,721.52
ii	Capitalized Interest	(15,122,047.43)	(10,135,499.33)

iii	Total Non-Cash Principal Activity	$(15,119,960.84)	$(10,130,777.81)

Student Loan Principal Purchases		$(2,768,713.44)	$(34,114,301.76)

(-) Total Student Loan Principal Activity		$98,315,414.39	$43,800,529.28

Student Loan Interest Activity
i	Regular Interest Collections	$27,410,418.82	$21,981,912.38
ii	Interest Claims Received from Guarantors	42,929.73	15,596.73
iii	Collection Fees/Returned Items	14,808.46	10,569.75
iv	Late Fee Reimbursements	304,490.11	220,416.82
v	Interest Reimbursements	89,446.49	42,929.53
vi	Other System Adjustments	0.00	0.00
vii	Special Allowance Payments	20,198,533.49	0.00
viii	Subsidy Payments	3,633,193.44	0.00

ix	Total Interest Collections	$51,693,820.54	$22,271,425.21

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$(1,285.63)	$(5,381.01)
ii	Capitalized Interest	15,122,047.43	10,135,499.33

iii	Total Non-Cash Interest Adjustments	$15,120,761.80	$10,130,118.32

Student Loan Interest Purchases		$0.00	$(58,302.27)

Total Student Loan Interest Activity		$66,814,582.34	$32,343,241.26

(=) Ending Student Loan Portfolio Balance		$3,834,427,184.04	$3,932,742,598.43

(+) Interest to be Capitalized		$13,388,163.81	$10,875,168.33

(=) TOTAL POOL		$3,847,815,347.85	$3,943,617,766.76

(+) Capitalized Interest		$110,000,000.00	$110,000,000.00

(+) Add-on Consolidation Loan Account Balance		$0.00	$2,790,124.36

(+) Reserve Account Balance		$9,619,538.37	$9,866,019.73

(=) Total Adjusted Pool		$3,967,434,886.22	$4,066,273,910.85

XIII. 2007-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-07	$3,943,617,767	5.00%

Jul-07	$3,847,815,348	5.99%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.